Goodwill and intangible assets - Schedule of Gross Carrying Amounts and Accumulated Amortization of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,004.4	$ 1,031.3
Accumulated amortization	(665.2)	(743.6)
Net	339.2	287.7
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	826.2	853.5
Accumulated amortization	(514.3)	(582.1)
Net	311.9	271.4
Impairment losses	110.2
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	178.2	177.8
Accumulated amortization	(150.9)	(161.5)
Net	27.3	$ 16.3
Impairment losses	$ 3.5